Property and Equipment - Summary of Changes in the Value of Property and Equipment (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jul. 31, 2025	Apr. 30, 2025
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 15,762
Ending balance	4,338	$ 15,762
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	23,492	21,040
Additions	254	1,362
Reclassified assets held for sale	(17,395)
Disposals	(32)	(99)
Foreign exchange	156	1,189
Ending balance	6,475	23,492
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(7,730)	(4,344)
Depreciation	833	2,916
Reclassified assets held for sale	(6,437)
Disposals	32	99
Foreign exchange	43	569
Ending balance	(2,137)	(7,730)
Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	15,762
Ending balance	4,338	15,762
Computer Hardware | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	281	229
Additions	7	12
Reclassified assets held for sale	(127)
Disposals	0	0
Foreign exchange	3	40
Ending balance	164	281
Computer Hardware | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(223)	(146)
Depreciation	13	66
Reclassified assets held for sale	(116)
Disposals	0	0
Foreign exchange	(0)	11
Ending balance	(120)	(223)
Computer Hardware | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	58
Ending balance	44	58
Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	45	21
Additions	0	22
Reclassified assets held for sale	(38)
Disposals	0	0
Foreign exchange	1	2
Ending balance	8	45
Furniture and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(14)	(6)
Depreciation	2	8
Reclassified assets held for sale	(14)
Disposals	0	0
Foreign exchange	1	0
Ending balance	(3)	(14)
Furniture and Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	31
Ending balance	5	31
Building | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	16,174	15,144
Additions	0	210
Reclassified assets held for sale	(12,733)
Disposals	0	0
Foreign exchange	92	820
Ending balance	3,533	16,174
Building | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,911)	(1,831)
Depreciation	502	1,922
Reclassified assets held for sale	(3,692)
Disposals	0	0
Foreign exchange	24	158
Ending balance	(745)	(3,911)
Building | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	12,263
Ending balance	2,788	12,263
Automobile | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	291	165
Additions	0	207
Reclassified assets held for sale	0
Disposals	(32)	(99)
Foreign exchange	2	18
Ending balance	261	291
Automobile | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(87)	(112)
Depreciation	13	67
Reclassified assets held for sale	0
Disposals	32	99
Foreign exchange	0	7
Ending balance	(68)	(87)
Automobile | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	204
Ending balance	193	204
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	336	307
Additions	0	20
Reclassified assets held for sale	(147)
Disposals	0	0
Foreign exchange	1	9
Ending balance	190	336
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(170)	(102)
Depreciation	17	65
Reclassified assets held for sale	(67)
Disposals	0	0
Foreign exchange	0	3
Ending balance	(120)	(170)
Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	166
Ending balance	70	166
Lab Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	6,255	5,143
Additions	235	812
Reclassified assets held for sale	(4,350)
Disposals	0	0
Foreign exchange	57	300
Ending balance	2,197	6,255
Lab Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,325)	(2,147)
Depreciation	286	788
Reclassified assets held for sale	(2,548)
Disposals	0	0
Foreign exchange	18	390
Ending balance	(1,081)	(3,325)
Lab Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,930
Ending balance	1,116	2,930
WIP - Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	110	31
Additions	12	79
Reclassified assets held for sale	0
Disposals	0	0
Foreign exchange	0	0
Ending balance	122	110
WIP - Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(0)	(0)
Depreciation	0	0
Reclassified assets held for sale	0
Disposals	0	0
Foreign exchange	0	0
Ending balance	(0)	(0)
WIP - Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	110
Ending balance	$ 122	$ 110